UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06292

UBS Investment Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

Item 1. Reports to Stockholders.

Asset Allocation

UBS U.S. Allocation Fund Semiannual Report February 28, 2011

UBS U.S. Allocation Fund

April 14, 2011

Dear shareholder,
We present you with the semiannual report for UBS U.S. Allocation Fund (the “Fund”) for the six months ended February 28, 2011.

Performance
Over the six months ended February 28, 2011, the Fund’s Class A shares returned 20.15% before deducting the maximum sales charge; after deducting the maximum sales charge, the Fund’s Class A shares returned 13.52%. During the same period, the Fund’s benchmark, the S&P 500 Index, which tracks large cap US equities, gained 27.73%. Since the Fund invests in both stocks and bonds, we feel it is appropriate to also compare its performance to the UBS U.S. Allocation Fund Index (the “Index”),[1] which returned 18.65%. (Returns for all share classes over various time periods and descriptions of the indices are shown in “Performance at a glance” on pages 8–10; please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.)
UBS U.S. Allocation Fund

Investment goal:
Total return, consisting of long-term capital appreciation and current income

Portfolio Managers:
Portfolio Management Team,
including Curt Custard, Aaron Balsam and Andreas Koester UBS Global Asset Management (Americas) Inc.

Commencement:
Class A—May 10, 1993 Class B—January 30, 1996 Class C—July 22, 1992 Class Y—May 10, 1993

Dividend payments:
Annually, if any

An interview with Lead Portfolio Manager Curt Custard
Q.	How would you describe the economic environment during the reporting period?
A.	Although the overall US economy expanded during the reporting period, there continued to be several areas of weakness. These included elevated

[1]	The UBS U.S. Allocation Fund Index is an unmanaged index compiled by the Advisor, constructed as follows: from July 22, 1992 (the Fund’s inception) until February 29, 2004: 100% S&P 500 Index; from March 1, 2004 until May 31, 2005: 65% Russell 3000 Index, 30% Barclays Capital US Aggregate Index, and 5% BofA Merrill Lynch US High Yield Cash Pay Index; and from June 1, 2005 until present: 65% Russell 3000 Index, 30% Barclays Capital US Aggregate Index, and 5% BofA Merrill Lynch US High Yield Cash Pay Constrained Index. Investors should note that indices do not reflect the deduction of fees and expenses.

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UBS U.S. Allocation Fund

unemployment levels and a weak housing market, which held back a more robust expansion.

Looking back, gross domestic product (“GDP”) growth was 3.7% during the first quarter of 2010, followed by second and third quarter GDP growth of 1.7% and 2.6%, respectively. On March 25, 2011, after the Fund’s reporting period had ended, the Commerce Department announced that fourth quarter 2010 GDP growth had grown 3.1%. The US economy has now expanded for six consecutive quarters.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Despite the economy’s ongoing growth, the Fed remained concerned about continued high unemployment levels. As a result, the Fed maintained its highly accommodative monetary policy, keeping the federal funds rate within a range of 0.00% to 0.25%—a historic low. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) At its meeting in March 2010, the Fed stated that “the Committee will continue to monitor the economic outlook and financial developments and is prepared to provide additional accommodation if needed to support the economic recovery and to return inflation, over time, to levels consistent with its mandate.”

Given this statement, it was no surprise when the Fed took additional action in November 2010 in an attempt to stimulate the economy. Saying that “the pace of recovery in output and employment continues to be slow,” the Fed launched another round of quantitative easing that called for purchasing an additional $600 billion of longer-term US Treasury securities by the end of the second quarter of 2011.

Q.	How did the stock market perform during the reporting period?
A.	In September, the S&P 500 Index got off to a strong start when the Fed indicated that it may introduce another round of quantitative easing to stimulate the economy and ward off deflation. The S&P 500 Index continued its ascent over the next five months, even with concerns regarding the sovereign debt crisis in Europe, and geopolitical issues toward the end of the period. Also, signs that the economy was gaining momentum supported the equity market, which in turn helped improve corporate profits and stoked

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UBS U.S. Allocation Fund

robust demand. Altogether, the benchmark gained an impressive 27.73% during the six months ended February 28, 2011.

Q.	How did the bond market perform during the reporting period?
A.	The US bond market produced mixed results during the reporting period. As the economy continued to expand, both short- and long-term interest rates moved higher, and the Fed vowed to keep short-term interest rates low for “an extended period.” Despite the fact that core inflation remained relatively benign, fears of inflation pushed Treasury yields higher and their prices lower. In contrast, a number of US spread sectors (non-Treasuries) produced strong results. In particular, demand for higher yielding securities, including high yield bonds and commercial mortgage-backed securities, was typically robust, driving their prices higher.

During the six months ended February 28, 2011, the Barclays Capital US Aggregate Index[2] returned -0.83%, while, the Barclays Capital High Yield Municipal Bond Index[3] gained 10.10% over the same period.

Q.	How was the Fund allocated during the reporting period?
A.	Throughout the period, we had an overweight to equities versus the Index, as we felt the asset class was undervalued. However, as the period progressed, we pared our equity exposure from approximately 74% to 70.5% in order to capture profits and reduce the Fund’s overall risk exposure.

While the Fund’s fixed income exposure remained underweight versus the Index, we increased our position from roughly 23% to 24.5% as portions of the fixed income market sold off toward the end of the reporting period and became, in our view, relatively more attractively valued. Elsewhere, we maintained a neutral weighting to high yield bonds versus the Index (roughly 5% of the portfolio) and reduced the Fund’s cash position.

[2]	The Barclays Capital US Aggregate Index is an unmanaged broad-based index designed to measure the US dollar-denominated, investment grade, fixed rate taxable bond market. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed, asset-backed and commercial mortgage-backed sectors. US agency hybrid adjustable-rate mortgage (ARM) securities were added to the index on April 1, 2007. Investors should note that indices do not reflect the deduction of fees and expenses.

[3]	The Barclays Capital High Yield Municipal Bond Index is an unmanaged index designed to measure the US dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Investors should note that indices do not reflect the deduction of fees and expenses.

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UBS U.S. Allocation Fund

Please note, neutral Index weights for the Fund are 65% equities and 35% fixed income.

Overall, our asset allocation strategy contributed to relative results, as stocks outperformed both US investment grade and high yield bonds.

Q.	Which equity strategies performed well during the reporting period, and which areas produced disappointing results?
A.	Stock selection detracted from performance during the reporting period, whereas sector positioning was a modest contributor to relative results. In terms of stock selection, the Fund’s holdings in the information technology, consumer staples and telecommunication services sectors were the largest drags on performance. This was somewhat offset by stock selection in the financials, consumer discretionary and industrial sectors.

Looking at individual stocks, the Fund’s allocations to American Electric Power Co., Inc., Avon Products, Inc. and Cisco Systems, Inc. were the largest detracting names in the portfolio during the reporting period. American Electric Power, a major owner of electric utilities in the US, was negatively impacted by a weak rate environment. We continue to own the stock, as it trades at a discount to its regulated utility peers. In addition, we believe the company has significant growth opportunities in the future, in part due to its significant new transmission investment. Avon Products is a worldwide distributor of cosmetics, perfume and other products. The company faced several headwinds, including some difficulties in Brazil and Russia, two of Avon’s most important markets. We remain positive on the company given its recent restructuring, which has helped to trim its costs. In addition, Avon’s top-line growth remains strong, its fundamentals appear solid and we feel it has opportunities to expand in emerging market countries. Lastly, Cisco Systems’ stock was penalized after it reported disappointing earnings due to lower sales to government agencies. Additionally, there were concerns that the company—the world’s largest networking equipment maker—was facing increased competition and potentially narrowing margins. However, we still feel the company stands to benefit from further growth of the Internet; we are seeing increased wireless network demand and usage of Internet Protocol-based video—two areas in which Cisco Systems is very well-positioned.

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UBS U.S. Allocation Fund

The largest contributors to the Fund’s performance during the reporting period were Baker Hughes, Inc., Hess Corp. and Comcast Corp. Baker Hughes, the world’s largest oilfield services company, saw its shares rise sharply after the company posted strong fourth quarter earnings with solid cash flow. In addition, management boosted its outlook for the remainder of the year. Hess Corp. is an integrated oil company, with businesses in exploration, production, refining and retail sales. The company’s shares responded favorably as it posted strong results, and we pared our position to capture profits. Lastly, Comcast Corp. is one of the country’s largest cable operators, home Internet service providers and home telephone service companies. Comcast recently completed a system-wide upgrade that provides high quality video and data under its “Xfinity” brand. It has also been a beneficiary of a trend toward bundling of Internet, cable and phone services by consumers and businesses.

From a sector positioning perspective, underweights to consumer staples and financials, along with an overweight to the consumer discretionary sector, were the largest contributors to relative performance. Conversely, an overweight to health care, coupled with underweights to the materials and utility sectors, were the largest detractors from relative results.

Q.	How did you manage the Fund’s fixed income exposure during the reporting period?
A.	Overall, investor demand for the spread sectors (non-US Treasuries) was robust during the period as investors looked to generate incremental yield given relatively low interest rates. Against this backdrop, the Fund’s spread sector overweight significantly contributed to performance. In particular, an overweight to investment grade corporate bonds, most notably financials, was rewarded. They performed well in an environment that was largely characterized by better-than-expected corporate profits and strong investor demand. Another meaningful contributor to relative performance was the Fund’s overweight to commercial mortgage-backed securities (CMBS), which were the beneficiaries of solid demand and improving fundamentals. Finally, the Fund’s high yield exposure was a positive for relative results as the high yield market posted very strong returns.

The Fund’s duration positioning was a positive for relative performance during the reporting period. (Duration measures the price sensitivity of a portfolio to interest rate changes.) We tactically adjusted the Fund’s duration,

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UBS U.S. Allocation Fund

but generally had a neutral to short bias relative to the benchmark, which proved rewarding as yields rose during the period as a whole. Somewhat offsetting this positive was the Fund’s yield curve positioning. (The yield curve plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates.) During much of the review period, the Fund was positioned for a flattening of the yield curve. Still, the yield curve steepened, as longer term rates moved higher than their short-term counterparts. This occurred as short-term rates were somewhat anchored by the Fed’s announcements that it would keep the federal funds rate at an historical low for “an extended period.” Longer term rates moved sharply higher due to fears of future inflation.

Certain derivative instruments, namely interest rate futures, were used to facilitate specific duration and yield curve strategies. The results of derivatives used during the period were positive for performance.

Q.	What is your outlook for the economy?
A.	We expect that the US economy, which surprised investors with its resiliency in 2010, will also surprise positively in 2011. We believe two forces will likely shape the macro picture in 2011. First, the global industrial cycle is reaccelerating after a brief dip, and this cyclical upswing will likely be an important driver for the financial markets. Second, the recovery appears to be on the threshold of moving from a rebound phase to an expansion phase, as suggested by recent movements of global risk appetite. In addition, accommodative Fed monetary policy could further support the solid foundation for broader and more sustainable growth.

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UBS U.S. Allocation Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Curt Custard
President	Portfolio Manager
UBS U.S. Allocation Fund	UBS U.S. Allocation Fund
Managing Director	Group Managing Director
UBS Global Asset Management	UBS Global Asset Management
(Americas) Inc.	(Americas) Inc.

Andreas Koester	Aaron Balsam
Portfolio Manager	Portfolio Manager
UBS U.S. Allocation Fund	UBS U.S. Allocation Fund
Managing Director	Director
UBS Global Asset Management	UBS Global Asset Management
(Americas) Inc.	(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended February 28, 2011. The views and opinions in the letter were current as of April 14, 2011. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. The prospectus contains this and other information about the fund. Prospectuses for most of our funds can be obtained from your Financial Advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

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UBS U.S. Allocation Fund

Performance at a glance (unaudited)

Average annual total returns for periods ended 02/28/11

		6 months	1 year	5 years	10 years

Before deducting maximum sales charge	Class A1	20.15%	17.42%	1.82%	1.98%

	Class B2	19.63	16.44	0.91	1.50	[5]

	Class C3	19.73	16.59	1.06	1.22

	Class Y4	20.32	17.77	2.18	2.33

After deducting maximum sales charge	Class A1	13.52	10.96	0.67	1.40

	Class B2	14.63	11.44	0.53	1.50	[5]

	Class C3	18.73	15.59	1.06	1.22

S&P 500 Index[6]		27.73	22.57	2.87	2.62

UBS U.S. Allocation Fund Index[7]		18.65	18.28	4.65	3.38

Lipper Flexible Portfolio Funds median		16.55	15.93	4.31	4.50

Most recent quarter-end returns

Average annual total returns for periods ended 03/31/11

		6 months	1 year	5 years	10 years

Before deducting maximum sales charge	Class A1	11.59%	12.15%	1.65%	2.63%

	Class B2	11.11	11.15	0.74	2.15	[5]

	Class C3	11.15	11.28	0.88	1.86

	Class Y4	11.73	12.46	2.00	2.98

After deducting maximum sales charge	Class A1	5.45	5.99	0.51	2.05

	Class B2	6.11	6.15	0.35	2.15	[5]

	Class C3	10.15	10.28	0.88	1.86

The annualized gross and net expense ratios, respectively, for each class of shares as in the December 29, 2010 prospectuses, were as follows: Class A—1.03% and 1.03%; Class B—1.91% and 1.90%; Class C—1.78% and 1.78%; and Class Y—0.70% and 0.70%.

Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The Fund and UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) have entered into: (1) a written agreement, separate from UBS Global AM’s investment advisory agreement with the fund, whereby UBS Global AM has agreed to permanently reduce its management fee based on the Fund’s average daily net assets to the following rates: $0 to $250 million—0.50%; in excess of $250 million up to $500 million—0.45%; in excess of $500 million up to $2 billion—0.40%; and over $2 billion—0.35%; and (2) a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the Fund’s ordinary total operating expenses of each class through December 31, 2011 (excluding

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UBS U.S. Allocation Fund

Performance at a glance (unaudited) (continued)

dividend expense, borrowing costs, and interest expense relating to short sales, and interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 1.15% for Class A, 1.90% for Class B, 1.90% for Class C and 0.90% for Class Y (the “fee waiver/expense reimbursement agreement”). The Fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses (pursuant to the fee waiver/expense reimbursement agreement) to the extent that it can do so over the following three fiscal years without causing the Fund’s expenses in any of those three years to exceed these expense caps. The agreements may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with UBS Global AM. Upon termination of the fee waiver/expense reimbursement agreement, however, UBS Global AM’s three year recoupment rights will survive.

[1]	Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees.

[2]	Maximum contingent deferred sales charge for Class B shares is 5% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 service and distribution fees.

[3]	Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 service and distribution fees. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total return presented for the Class C shares shown above.

[4]	The Fund offers Class Y shares to a limited group of eligible investors, including certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

[5]	Assumes the conversion of Class B to Class A shares at the end of the sixth year.

[6]	The S&P 500 Index is an unmanaged, weighted index comprising 500 widely held common stocks varying in composition and is not available for direct investment. Investors should note that indices do not reflect the deduction of fees and expenses.

[7]	The UBS U.S. Allocation Fund Index is an unmanaged index compiled by the Advisor, constructed as follows: from July 22, 1992 (the Fund’s inception) until February 29, 2004: 100% S&P 500 Index; from March 1, 2004 until May 31, 2005: 65% Russell 3000 Index, 30% Barclays Capital US Aggregate Index, and 5% BofA Merrill Lynch US High Yield Cash Pay Index; and from June 1, 2005 until present: 65% Russell 3000 Index, 30% Barclays Capital US Aggregate Index, and 5% BofA Merrill Lynch US High Yield Cash Pay Constrained Index. Investors should note that indices do not reflect the deduction of fees and expenses.

If an investor sells or exchanges shares less than 90 days after purchase, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted otherwise in the prospectus.

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UBS U.S. Allocation Fund

Performance at a glance (unaudited) (concluded)

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for the period of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com.

Lipper peer group data calculated by Lipper Inc; used with permission. The Lipper median is the return of the fund that places in the middle of a Lipper peer group.

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UBS U.S. Allocation Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable), including sales charges (loads); and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees (if applicable); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2010 to February 28, 2011.

Actual expenses
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs (as applicable), such as sales charges (loads). Therefore, the second line in the table for each class of shares is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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UBS U.S. Allocation Fund

Understanding your Fund’s expenses (unaudited) (concluded)

				Expenses paid	Expense
		Beginning	Ending	during period[1]	ratio
		account value	account value	09/01/10 -	during the
		September 1, 2010	February 28, 2011	02/28/11	period

Class A	Actual	$1,000.00	$1,201.50	$5.57	1.02%

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,019.74	5.11	1.02

Class B	Actual	1,000.00	1,196.30	10.24	1.88

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,015.47	9.39	1.88

Class C	Actual	1,000.00	1,197.30	9.70	1.78

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,015.97	8.90	1.78

Class Y	Actual	1,000.00	1,203.20	3.99	0.73

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,021.17	3.66	0.73

[1]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

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UBS U.S. Allocation Fund

Portfolio statistics (unaudited)

Characteristics	02/28/11		08/31/10		02/28/10

Net assets (mm)	$313.6		$296.5		$341.8

Number of securities	542		589		577

Portfolio composition[1]	02/28/11		08/31/10		02/28/10

Stocks	73.1%		69.9%		68.5%

Bonds	19.9		18.6		28.2

Investment company	4.0		8.0		0.2

Futures, options
and swap contracts	(0.2)		—		0.1

Cash equivalents and
other assets less liabilities	3.2		3.5		3.0

Total	100.0%		100.0%		100.0%

Top five equity sectors[1]	02/28/11		08/31/10		02/28/10

Information		Information		Information
technology	15.5%	technology	14.7%	technology	12.7%

Consumer discretionary	12.0	Consumer discretionary	10.2	Health care	10.2

Financials	9.6	Health care	9.5	Consumer discretionary	9.5

Energy	8.9	Financials	8.5	Financials	8.7

Health care	8.9	Industrials	7.8	Industrials	8.7

Total	54.9%		50.7%		49.8%

Top ten equity securities[1]	02/28/11		08/31/10		02/28/10

Apple, Inc.	2.9%	Apple, Inc.	2.5%	Apple, Inc.	1.8%

Exxon Mobil Corp.	2.8	Exxon Mobil Corp.	1.9	Covidien PLC	1.7

				The Procter &
QUALCOMM, Inc.	1.5	JPMorgan Chase & Co.	1.5	Gamble Co.	1.7

Wells Fargo & Co.	1.5	Comcast Corp., Class A	1.5	Microsoft Corp.	1.7

				JPMorgan
Microsoft Corp.	1.5	Allergan, Inc.	1.4	Chase & Co.	1.6

JPMorgan Chase & Co.	1.4	AT&T, Inc.	1.4	Exxon Mobil Corp.	1.5

				General Dynamics
Amazon.com, Inc.	1.3	Wells Fargo & Co.	1.3	Corp.	1.3

Adobe Systems, Inc.	1.2	Johnson & Johnson	1.3	Wells Fargo & Co.	1.3

Comcast Corp., Class A	1.2	PepsiCo, Inc.	1.3	Pfizer, Inc.	1.3

AT&T, Inc.	1.2	Illinois Tool Works, Inc.	1.2	FedEx Corp.	1.3

Total	16.5%		15.3%		15.2%

[1]	Weightings represent percentages of the Fund’s net assets as of the dates indicated.

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UBS U.S. Allocation Fund

Portfolio statistics (unaudited) (continued)

Long-term fixed income
sector allocation[1]	02/28/11	08/31/10	02/28/10

Mortgage & agency
debt securities	6.8%	6.9%	10.3%

US government obligations	6.6	4.9	11.4

Corporate bonds	5.9	6.2	6.0

Commercial
mortgage-backed securities	0.6	0.6	0.5

Asset-backed securities	—	0.0 [2]	0.0 [2]

Total	19.9%	18.6%	28.2%

[1]	Weightings represent percentages of the Fund’s net assets as of the dates indicated.

[2]	Weighting represents less than 0.05% of the Fund’s net assets as of the dates indicated.

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UBS U.S. Allocation Fund

Portfolio statistics (unaudited) (concluded)

Top ten fixed
income securities[1]	02/28/11		08/31/10		02/28/10

		US Treasury Notes,		US Treasury Notes,
US Treasury Notes,		0.625%,		2.250%
0.625%, due 01/31/13	2.2%	due 06/30/12	2.2%	due 01/31/15	3.5%

		US Treasury Notes,		US Treasury Notes,
US Treasury Notes,		0.625%,		1.000%
2.000%, due 01/31/16	1.5	due 07/31/12	1.4	due 10/31/11	2.6

		FNMA Certificates,		US Treasury Notes,
US Treasury Notes,		2.375%,		3.375%
0.625%, due 12/31/12	1.4	due 07/28/15	1.2	due 11/15/19	1.5

		FHLMC Certificates,		FHLMC Certificates,
FNMA Certificates,		5.500%,		2.875%
1.625%, due 10/26/15	0.9	due 05/01/37	0.8	due 02/09/15	1.0

		US Treasury Bonds,		US Treasury Notes,
FNMA Certificates,		4.625%,		0.750%
4.000%, TBA	0.9	due 02/15/40	0.6	due 11/30/11	1.0

		FNMA Certificates,		FNMA Certificates,
US Treasury Notes,		4.500%,		4.500%
2.625%, due 11/15/20	0.8	due 04/01/39	0.5	due 04/01/39	1.0

		US Treasury Bonds,		US Treasury Notes,
FNMA Certificates,		4.375%,		0.875%
5.000%, TBA	0.6	due 05/15/40	0.5	due 05/31/11	1.0

		GNMA Certificates II,		US Treasury Bonds,
FNMA Certificates,		6.000%,		4.375%
4.500%, TBA	0.6	due 02/20/34	0.4	due 11/15/39	0.8

		FNMA Certificates,		FNMA Certificates,
FHLMC Certificates,		5.000%,		6.000%
5.00%, 05/01/37	0.5	due 09/01/39	0.3	due 11/01/38	0.8

		GS Mortgage
		Securities Corp. II,		FHLMC Certificates,
US Treasury Bonds,		6.002%,		5.500%
4.250%, due 11/15/40	0.5	due 08/10/45	0.3	due 05/01/37	0.7

Total	9.9%		8.2%		13.9%

[1]	Weightings represent percentages of the Fund’s net assets as of the dates indicated.

15

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

Security description	Shares	Value

Common stocks—73.07%

Aerospace & defense—2.03%
Aerovironment, Inc.*	2,100	$60,921

BE Aerospace, Inc.*	3,000	101,160

General Dynamics Corp.	29,200	2,222,704

Precision Castparts Corp.	4,100	581,175

The Boeing Co.	36,800	2,649,968

United Technologies Corp.	9,000	751,860

		6,367,788

Air freight & logistics—1.00%
C.H. Robinson Worldwide, Inc.	8,100	586,359

FedEx Corp.	27,300	2,457,546

Hub Group, Inc., Class A*	2,900	101,384

		3,145,289

Airlines—0.47%
Southwest Airlines Co.	123,500	1,461,005

Auto components—0.94%
Johnson Controls, Inc.	68,700	2,802,960

Tenneco, Inc.*	3,700	147,556

		2,950,516

Automobiles—0.60%
General Motors Co.*	56,000	1,877,680

Beverages—1.06%
PepsiCo, Inc.	52,300	3,316,866

Biotechnology—1.24%
Acorda Therapeutics, Inc.*	19,600	411,012

Alexion Pharmaceuticals, Inc.*	12,400	1,193,872

Amgen, Inc.*	28,400	1,457,772

Amylin Pharmaceuticals, Inc.*	30,800	471,240

Pharmasset, Inc.*	7,400	370,000

		3,903,896

Building products—0.05%
A.O. Smith Corp.	500	20,200

Trex Co., Inc.1,*	4,500	134,775

		154,975

Security description	Shares	Value

Common stocks—(continued)

Capital markets—2.74%
Apollo Investment Corp.	8,905	$110,155

Evercore Partners, Inc., Class A	3,300	113,784

Goldman Sachs Group, Inc.	16,800	2,751,504

Golub Capital BDC, Inc.	4,100	70,848

Morgan Stanley	111,900	3,321,192

PennantPark Investment Corp.	8,500	107,950

The Bank of New York Mellon Corp.	69,600	2,115,144

		8,590,577

Chemicals—1.08%
Celanese Corp., Series A	43,100	1,786,495

Cytec Industries, Inc.	1,900	107,977

Potash Corporation of
Saskatchewan, Inc.	8,100	498,960

Praxair, Inc.	3,500	347,830

The Sherwin-Williams Co.	7,800	640,536

		3,381,798

Commercial banks—2.48%
Bank of Hawaii Corp.	1,300	61,308

Center Financial Corp.*	9,300	74,121

City National Corp.	1,100	64,801

Prosperity Bancshares, Inc.	1,800	73,476

U.S. Bancorp	101,300	2,809,049

Webster Financial Corp.	3,200	74,176

Wells Fargo & Co.	142,800	4,606,728

		7,763,659

Commercial services & supplies—0.02%
Innerworkings, Inc.1,*	8,800	71,896

Communications equipment—2.95%
Cisco Systems, Inc.*	177,600	3,296,256

Juniper Networks, Inc.*	10,300	453,200

NETGEAR, Inc.*	3,000	98,400

16

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

Security description	Shares	Value

Common stocks—(continued)

Communications equipment—(concluded)
Nortel Networks Corp.*	25,433	$686

QUALCOMM, Inc.	79,900	4,760,442

Riverbed Technology, Inc.*	15,400	635,866

		9,244,850

Computers & peripherals—5.01%
Apple, Inc.*	25,400	8,971,534

EMC Corp.*	50,700	1,379,547

Hewlett-Packard Co.	79,100	3,451,133

SanDisk Corp.*	9,200	456,320

Seagate Technology*	109,500	1,390,650

SMART Technologies, Inc., Class A1,*	6,700	61,573

		15,710,757

Construction & engineering—0.03%
MasTec, Inc.*	5,500	102,410

Diversified consumer services—0.51%
Apollo Group, Inc., Class A*	30,700	1,389,482

Coinstar, Inc.1,*	2,800	119,504

Universal Technical Institute, Inc.	5,700	104,880

		1,613,866

Diversified financial services—2.46%
Citigroup, Inc.*	457,100	2,139,228

CME Group, Inc.	2,300	715,944

IntercontinentalExchange, Inc.*	2,600	333,320

JPMorgan Chase & Co.	97,000	4,528,930

		7,717,422

Diversified telecommunication services—1.19%
AT&T, Inc.	128,600	3,649,668

Cbeyond, Inc.*	5,100	71,298

		3,720,966

Security description	Shares	Value

Common stocks—(continued)

Electric utilities—2.03%
American Electric Power Co., Inc.	84,500	$3,023,410

FirstEnergy Corp.	45,500	1,742,650

NextEra Energy, Inc.	28,600	1,586,442

		6,352,502

Electrical equipment—0.20%
Regal-Beloit Corp.	2,100	153,195

Roper Industries, Inc.	5,600	471,128

		624,323

Electronic equipment, instruments & components—0.05%
NeoPhotonics Corp.*	2,500	45,875

Rofin-Sinar Technologies, Inc.*	2,900	112,462

		158,337

Energy equipment & services—2.83%
Baker Hughes, Inc.	28,700	2,039,135

Bristow Group, Inc.*	2,100	100,632

Dril-Quip, Inc.*	1,100	84,370

Ensco PLC, ADR	36,900	2,070,090

FMC Technologies, Inc.*	4,100	385,605

Noble Corp.	74,200	3,317,482

Schlumberger Ltd.	6,500	607,230

TETRA Technologies, Inc.*	11,000	151,910

Willbros Group, Inc.*	10,800	122,688

		8,879,142

Food & staples retailing—1.05%
CVS Caremark Corp.	19,500	644,670

Kroger Co.	115,500	2,644,950

		3,289,620

Food products—0.88%
Kellogg Co.	51,400	2,752,984

Gas utilities—0.02%
AGL Resources, Inc.	1,700	64,617

17

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

Security description	Shares	Value

Common stocks—(continued)

Health care equipment & supplies—2.64%
AngioDynamics, Inc.*	5,400	$90,828

Baxter International, Inc.	33,200	1,764,580

CONMED Corp.*	3,200	84,736

Covidien PLC	63,600	3,272,220

Greatbatch, Inc.*	3,300	82,104

ICU Medical, Inc.*	2,700	113,373

Integra LifeSciences Holdings*	2,400	120,360

Medtronic, Inc.	64,700	2,582,824

Synovis Life Technologies, Inc.*	3,100	61,194

The Cooper Cos., Inc.	1,900	117,458

		8,289,677

Health care providers & services—1.35%
ePocrates, Inc.1,*	1,200	26,040

Express Scripts, Inc.*	7,300	410,406

Owens & Minor, Inc.	3,700	115,440

Patterson Cos., Inc.	2,600	86,788

PSS World Medical, Inc.*	3,700	96,274

UnitedHealth Group, Inc.	82,100	3,495,818

		4,230,766

Health care technology—0.06%
Emdeon, Inc., Class A*	12,547	196,988

Hotels, restaurants & leisure—2.32%
Carnival Corp.	79,300	3,383,731

International Game Technology	112,300	1,848,458

Las Vegas Sands Corp.*	13,800	643,632

McDonald’s Corp.	15,600	1,180,608

O’Charley’s, Inc.*	9,800	62,230

Summit Hotel Properties, Inc.*	7,400	72,150

WMS Industries, Inc.*	2,500	99,475

		7,290,284

Security description	Shares	Value

Common stocks—(continued)

Household durables—0.85%
Fortune Brands, Inc.	43,100	$2,666,166

Household products—1.05%
Spectrum Brands Holdings, Inc.*	3,700	106,190

The Procter & Gamble Co.	50,400	3,177,720

		3,283,910

Insurance—1.82%
AFLAC, Inc.	48,200	2,837,052

MetLife, Inc.	58,500	2,770,560

Seabright Insurance Holdings	7,200	75,816

Tower Group, Inc.	1,300	35,334

		5,718,762

Internet & catalog retail—1.58%
Amazon.com, Inc.*	23,300	4,037,657

Priceline.com, Inc.*	2,000	907,760

		4,945,417

Internet software & services—0.86%
Baidu, Inc., ADR*	5,800	702,728

Digital River, Inc.*	2,300	77,234

Google, Inc., Class A*	2,800	1,717,520

Intralinks Holdings, Inc.*	2,000	56,380

RightNow Technologies, Inc.*	2,200	58,718

ValueClick, Inc.*	6,700	100,031

		2,712,611

IT services—0.86%
MasterCard, Inc., Class A	1,600	384,896

Teradata Corp.*	12,300	588,186

Visa, Inc., Class A	23,500	1,716,675

		2,689,757

Life sciences tools & services—0.43%
Agilent Technologies, Inc.*	16,700	702,736

Bio-Rad Laboratories, Inc., Class A*	5,700	650,712

		1,353,448

18

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

Security description	Shares	Value

Common stocks—(continued)

Machinery—3.05%
Danaher Corp.	12,600	$637,560

Dover Corp.	40,300	2,589,275

Illinois Tool Works, Inc.	63,400	3,429,940

Kaydon Corp.	2,200	86,328

PACCAR, Inc.	15,700	787,041

Pall Corp.	29,200	1,587,312

Parker Hannifin Corp.	4,900	436,982

		9,554,438

Media—3.41%
Cinemark Holdings, Inc.	5,200	104,416

Comcast Corp., Class A	143,500	3,696,560

Discovery Communications, Inc., Class A*	14,000	603,540

Focus Media Holding Ltd., ADR*	20,600	546,312

ReachLocal, Inc.1,*	2,600	49,504

Time Warner, Inc.	88,000	3,361,600

Valassis Communications, Inc.*	3,000	84,660

Viacom Inc., Class B	50,300	2,246,398

		10,692,990

Metals & mining—0.17%
Freeport-McMoRan Copper & Gold, Inc.	10,200	540,090

Oil, gas & consumable fuels—6.10%
Anadarko Petroleum Corp.	7,000	572,810

Cimarex Energy Co.	3,300	383,229

Comstock Resources, Inc.*	3,400	90,270

Concho Resources, Inc.*	6,500	692,380

CONSOL Energy, Inc.	10,100	512,171

EOG Resources, Inc.	17,000	1,909,270

Exxon Mobil Corp.	104,300	8,920,779

Hess Corp.	28,100	2,445,543

Security description	Shares	Value

Common stocks—(continued)

Oil, gas & consumable fuels—(concluded)
Occidental Petroleum Corp.	4,700	$479,259

Suncor Energy, Inc.	7,600	357,352

Ultra Petroleum Corp.*	61,000	2,766,350

		19,129,413

Personal products—0.77%
Avon Products, Inc.	83,700	2,327,697

Prestige Brands Holdings, Inc.*	7,900	87,058

		2,414,755

Pharmaceuticals—3.36%
Allergan, Inc.	45,700	3,389,569

Johnson & Johnson	58,900	3,618,816

Merck & Co., Inc.	93,200	3,035,524

Watson Pharmaceuticals, Inc.*	8,900	498,311

		10,542,220

Professional services—0.02%
Heidrick & Struggles International, Inc.	2,900	78,967

Real estate investment trusts—0.13%
American Campus Communities, Inc.	1,900	63,498

Cypress Sharpridge Investments, Inc.	6,800	84,728

Entertainment Properties Trust	1,700	81,039

Hudson Pacific Properties, Inc.	5,700	85,785

Invesco Mortgage Capital, Inc.	4,000	93,360

		408,410

Road & rail—1.81%
Hertz Global Holdings, Inc.*	103,100	1,568,151

Norfolk Southern Corp.	35,800	2,347,764

Ryder System, Inc.	28,700	1,372,721

Union Pacific Corp.	4,000	381,640

		5,670,276

19

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

Security description	Shares	Value

Common stocks—(continued)

Semiconductors & semiconductor equipment—0.94%
Intersil Corp., Class A	94,800	$1,212,492

National Semiconductor Corp.	106,200	1,646,100

ON Semiconductor Corp.*	7,200	80,280

		2,938,872

Software—4.57%
Adobe Systems, Inc.*	109,800	3,788,100

Autodesk, Inc.*	52,800	2,220,240

Blackboard, Inc.1,*	2,000	70,020

Cadence Design Systems, Inc.*	7,200	71,640

Microsoft Corp.	172,000	4,571,760

NICE Systems Ltd., ADR*	1,800	62,361

Nuance Communications, Inc.*	4,200	78,372

Oracle Corp.	27,600	908,040

RealPage, Inc.*	2,100	52,080

Red Hat, Inc.*	7,900	326,112

Solera Holdings, Inc.	1,200	61,296

SS&C Technologies Holdings, Inc.*	3,800	74,442

Symantec Corp.*	110,900	1,999,527

Websense, Inc.*	2,800	59,976

		14,343,966

Specialty retail—1.31%
Children’s Place Retail Stores, Inc.*	1,800	82,260

GameStop Corp., Class A1,*	72,600	1,448,370

Lowe’s Cos., Inc.	95,200	2,491,384

PetSmart, Inc.	2,000	81,740

		4,103,754

Textiles, apparel & luxury goods—0.27%
Movado Group, Inc.*	4,200	59,094

Nike, Inc., Class B	8,000	712,240

Skechers USA, Inc., Class A*	3,300	68,574

		839,908

Security description	Shares	Value

Common stocks—(concluded)

Trading companies & distributors—0.06%
Beacon Roofing Supply, Inc.*	4,600	$97,566

Interline Brands, Inc.*	4,300	94,213

		191,779

Wireless telecommunication services—0.36%
American Tower Corp., Class A*	5,800	312,968

Crown Castle International Corp.*	19,300	813,495

		1,126,463

Total common stocks
(cost—$192,253,670)		229,171,828

Preferred stocks—0.00%

Consumer finance—0.00%
Ally Financial, Inc.1,2,3,*	5	4,765

Media—0.00%
CMP Susquehanna Radio Holdings Corp., Series A4,5,6,*	2,332	23

Total preferred stocks
(cost—$271)		4,788

Investment company—4.03%
UBS Credit Bond Relationship Fund7,* (cost—$11,873,481)	882,042	12,634,906

	Number of
	warrants

Warrants*—0.00%

Commercial banks—0.00%
CNB Capital Trust I, expires 03/23/19 (cost—$27)[4,8]	2,665	27

20

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

US government obligations—6.63%

US Treasury Bonds
4.250%, due 11/15/40	$1,675,000	$1,606,692

US Treasury Inflation Indexed Bonds
2.125%, due 02/15/41	470,000	487,588

US Treasury Notes
0.625%, due 12/31/12	4,475,000	4,475,349

0.625%, due 01/31/13	6,865,000	6,861,513

1.875%, due 06/30/15	160,000	160,350

2.000%, due 01/31/16	4,600,000	4,578,076

2.625%, due 11/15/20	2,705,000	2,530,866

3.625%, due 02/15/21	80,000	81,412

Total US government obligations (cost—$20,741,192)		20,781,846

Mortgage & agency debt securities—6.84%

Federal Home Loan Mortgage Corporation Certificates,**
4.000%, due 05/01/23	438,859	451,890

4.000%, due 01/01/41	723,660	713,241

5.000%, due 11/01/38	97,699	102,323

5.500%, due 05/01/37	1,576,760	1,699,804

5.500%, due 07/01/38	152,431	162,873

6.000%, due 10/01/36	244,260	268,130

6.500%, due 08/01/28	315,465	357,448

Federal National Mortgage Association Certificates,**
1.250%, due 02/27/14	645,000	643,891

1.625%, due 10/26/15	2,905,000	2,824,871

2.875%, due 12/11/13	685,000	716,152

4.000%, due 01/01/41	1,147,987	1,133,252

4.500%, due 02/01/39	237,218	242,095

4.500%, due 04/01/39	786,006	802,165

4.500%, due 10/01/39	520,092	530,784

5.000%, due 09/01/39	743,866	781,623

5.000%, due 10/01/39	102,784	107,745

5.000%, due 05/01/40	130,733	137,042

5.500%, due 03/01/38	84,139	90,021

5.500%, due 08/01/39	484,307	521,114

6.000%, due 06/01/33	8,770	9,824

		21

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Mortgage & agency debt securities—(concluded)

Federal National Mortgage Association Certificates,** (concluded)
6.000%, due 08/01/37	$310,739	$341,449

7.000%, due 08/01/32	589,646	677,532

7.500%, due 02/01/33	8,997	10,407

Federal National Mortgage Association Certificates,**
4.000%, TBA	2,800,000	2,780,369

4.500%, TBA	1,875,000	1,911,036

5.000%, TBA	1,850,000	1,937,007

5.500%, TBA	25,000	26,719

6.000%, TBA	225,000	244,477

First Horizon Mortgage Pass-Through Trust, Series 2004-FL1, Class 1A1,
0.532%, due 02/25/35[9]	147,725	119,488

Government National Mortgage Association Certificates,
6.500%, due 10/15/28	6,259	7,113

Government National Mortgage Association Certificates II,
6.000%, due 11/20/28	2,783	3,069

6.000%, due 02/20/29	6,564	7,243

6.000%, due 02/20/34	981,978	1,089,072

Total mortgage & agency debt securities (cost—$21,054,214)		21,451,269

Commercial mortgage-backed securities—0.57%

Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4,
5.722%, due 09/11/38[9]	300,000	330,210

Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Class A4,
5.306%, due 12/10/46	200,000	211,483

FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A,
2.980%, due 12/06/20[2]	336,102	336,015

Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4,
5.444%, due 03/10/39	375,000	400,614

Series 2007-GG11, Class A4,
5.736%, due 12/10/49	250,000	267,976

Holmes Master Issuer PLC, Series 2011-1A, Class A2,
1.641%, due 10/15/54[2,9]	225,000	224,995

Total commercial mortgage-backed securities (cost—$1,598,324)		1,771,293

22

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—5.87%

Aerospace & defense—0.07%
BE Aerospace, Inc.
6.875%, due 10/01/20	$150,000	$156,375

DAE Aviation Holdings
11.250%, due 08/01/15[2]	35,000	36,837

Spirit AeroSystems, Inc.
7.500%, due 10/01/17	25,000	26,563

		219,775

Airlines—0.05%
AMGH Merger Sub, Inc.
9.250%, due 11/01/18[2]	25,000	26,938

Delta Air Lines, Inc.
12.250%, due 03/15/15[2,10]	75,000	85,875

Global Aviation Holdings, Inc.
14.000%, due 08/15/13	45,000	51,862

		164,675

Automobile OEM—0.04%
Ford Motor Co.
7.450%, due 07/16/31[1]	115,000	125,171

Automotive parts—0.06%
Allison Transmission, Inc.
11.000%, due 11/01/15[2]	50,000	54,375

ArvinMeritor, Inc.
10.625%, due 03/15/18	30,000	34,275

Goodyear Tire & Rubber Co.
10.500%, due 05/15/16	65,000	74,100

Navistar International Corp.
8.250%, due 11/01/21	25,000	27,687

Tenneco, Inc.
7.750%, due 08/15/18	10,000	10,763

		201,200

Banking-non-US—0.04%
HBOS Capital Funding LP
6.071%, due 06/30/14[2,9,11]	65,000	58,175

ING Groep N.V.
5.775%, due 12/08/15[9,11]	50,000	44,500

		23

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—(continued)

Banking-non-US—(concluded)
NB Capital Trust II
7.830%, due 12/15/26	$25,000	$25,250

		127,925

Banking-US—0.63%
Bank of America Corp.
5.420%, due 03/15/17	300,000	307,359

BankAmerica Capital II
8.000%, due 12/15/26	75,000	76,125

CIT Group, Inc.
7.000%, due 05/01/13	30,494	31,104

7.000%, due 05/01/17	450,000	453,375

Citigroup Capital XXI
8.300%, due 12/21/57[9]	135,000	139,050

Citigroup, Inc.
6.125%, due 05/15/18	150,000	164,485

Merrill Lynch & Co.
5.700%, due 05/02/17	105,000	109,243

Morgan Stanley
5.500%, due 01/26/20	65,000	65,850

Morgan Stanley MTN
6.625%, due 04/01/18	250,000	276,360

Washington Mutual, Inc.
5.500%, due 01/15/13[12]	585,000	731

Wells Fargo Bank N.A.
5.950%, due 08/26/36	310,000	324,634

Zions Bancorp.
5.500%, due 11/16/15	30,000	30,138

		1,978,454

Beverage/bottling—0.05%
Anheuser-Busch InBev Worldwide, Inc.
4.125%, due 01/15/15	85,000	90,335

Constellation Brands, Inc.
8.375%, due 12/15/14	60,000	67,500

		157,835

24

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—(continued)

Building materials—0.05%
Cemex Espana Luxembourg
9.250%, due 05/12/20[2]	$75,000	$77,250

Hanson Ltd.
6.125%, due 08/15/16	40,000	41,400

USG Corp.
9.750%, due 08/01/14[2]	25,000	27,187

		145,837

Business services/office equipment—0.06%
Harland Clarke Holdings
9.500%, due 05/15/15	75,000	73,687

West Corp.
7.875%, due 01/15/19[2]	45,000	46,181

11.000%, due 10/15/16[1]	50,000	54,438

		174,306

Chemicals—0.10%
Ashland, Inc.
9.125%, due 06/01/17	40,000	46,525

Celanese US Holdings LLC
6.625%, due 10/15/18[2]	25,000	26,125

Georgia Gulf Corp.
9.000%, due 01/15/17[2]	5,000	5,562

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18	25,000	26,844

Ineos Group Holdings PLC
8.500%, due 02/15/16[1,2]	105,000	106,050

Momentive Performance Materials, Inc.
12.500%, due 06/15/14	15,000	16,744

Nalco Co.
6.625%, due 01/15/19[2]	50,000	51,687

NOVA Chemicals Corp.
8.625%, due 11/01/19	25,000	27,625

		307,162

		25

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—(continued)

Coal—0.03%
Consol Energy, Inc.
8.000%, due 04/01/17[2]	$45,000	$48,825

Patriot Coal Corp.
8.250%, due 04/30/18	50,000	53,500

		102,325

Commercial services—0.01%
DynCorp International, Inc.
10.375%, due 07/01/17[2]	20,000	21,500

Interactive Data Corp.
10.250%, due 08/01/18[2]	5,000	5,575

		27,075

Consumer products-non durables—0.09%
ACCO Brands Corp.
10.625%, due 03/15/15	25,000	28,250

Sealy Mattress Co.
10.875%, due 04/15/16[2]	9,000	10,215

Toys R US Property Co. II LLC
8.500%, due 12/01/17	120,000	130,500

Yankee Acquisition Corp., Series B
8.500%, due 02/15/15[1]	20,000	20,925

9.750%, due 02/15/17[1]	50,000	53,375

YCC Holdings LLC/Yankee Finance, Inc.
10.250%, due 02/15/16[1,2,13]	50,000	51,500

		294,765

Consumer services—0.02%
Avis Budget Car Rental/Avis Budget Finance, Inc.
9.625%, due 03/15/18	20,000	22,350

Hertz Corp.
7.375%, due 01/15/21[2]	50,000	52,250

		74,600

Distribution/wholesale—0.04%
McJunkin Red Man Corp.
9.500%, due 12/15/16[2]	130,000	128,700

26

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—(continued)

Diversified manufacturing—0.04%
Bombardier, Inc.
7.500%, due 03/15/18[2]	$20,000	$21,500

7.750%, due 03/15/20[2]	25,000	27,125

SPX Corp.
7.625%, due 12/15/14	65,000	71,175

		119,800

Electric-generation—0.19%
AES Corp.
8.000%, due 06/01/20	100,000	109,500

Calpine Construction Finance/CCFC Finance Corp.
8.000%, due 06/01/16[2]	50,000	54,250

Calpine Corp.
7.875%, due 07/31/20[2]	115,000	121,613

Dynegy Holdings, Inc.
8.375%, due 05/01/16	40,000	32,100

Edison Mission Energy
7.000%, due 05/15/17	100,000	81,250

Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.000%, due 12/01/20	80,000	83,508

Mirant Americas Generation LLC
9.125%, due 05/01/31	40,000	41,600

North American Energy Alliance LLC/ North American Energy Finance Corp.
10.875%, due 06/01/16[2]	50,000	56,500

NRG Energy, Inc.
8.500%, due 06/15/19	15,000	15,975

		596,296

Electric-integrated—0.06%
E.ON International Finance BV
5.800%, due 04/30/18[2]	80,000	90,133

Oncor Electric Delivery Co. LLC
6.800%, due 09/01/18	80,000	92,898

Texas Competitive Electric Holdings Co. LLC, Series A
10.250%, due 11/01/15[10]	35,000	19,688

		202,719

		27

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—(continued)

Electronics—0.11%
Freescale Semiconductor, Inc.
9.250%, due 04/15/18[2]	$25,000	$27,875

10.750%, due 08/01/20[1,2]	60,000	69,300

KEMET Corp.
10.500%, due 05/01/18	25,000	28,375

NXP BV/NXP Funding LLC
9.500%, due 10/15/15[1]	100,000	106,750

Sanmina-SCI Corp.
8.125%, due 03/01/16	100,000	103,000

		335,300

Energy-exploration & production—0.22%
Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.625%, due 10/15/18[2]	100,000	101,250

Denbury Resources, Inc.
8.250%, due 02/15/20	25,000	27,812

9.750%, due 03/01/16	75,000	85,125

Forest Oil Corp.
8.500%, due 02/15/14	30,000	33,375

Helix Energy Solutions
9.500%, due 01/15/16[2]	100,000	104,000

Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]	10,000	10,550

8.000%, due 02/15/20[2]	20,000	21,450

Linn Energy LLC/Linn Energy Finance Corp.
7.750%, due 02/01/21[2]	50,000	53,125

11.750%, due 05/15/17	35,000	40,775

Plains Exploration & Production Co.
10.000%, due 03/01/16	55,000	62,425

Pride International, Inc.
6.875%, due 08/15/20	5,000	5,575

Quicksilver Resources, Inc.
11.750%, due 01/01/16	30,000	35,025

SandRidge Energy, Inc.
8.750%, due 01/15/20[1]	45,000	48,600

9.875%, due 05/15/16[2]	45,000	49,950

		679,037

28

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—(continued)

Energy-independent—0.17%
Chesapeake Energy Corp.
6.625%, due 08/15/20	$30,000	$31,500

9.500%, due 02/15/15	115,000	142,600

Comstock Resources, Inc.
8.375%, due 10/15/17	20,000	20,825

Encore Acquisition Co.
9.500%, due 05/01/16	30,000	33,900

Gulfmark Offshore, Inc.
7.750%, due 07/15/14[10]	40,000	40,600

Key Energy Services, Inc.
8.375%, due 12/01/14	80,000	87,000

PetroHawk Energy Corp.
7.875%, due 06/01/15	80,000	84,800

10.500%, due 08/01/14	50,000	57,500

Swift Energy Co.
8.875%, due 01/15/20	30,000	32,850

		531,575

Energy-oilfield services—0.04%
Aquilex Holdings/Aquilex Finance Corp.
11.125%, due 12/15/16	10,000	10,525

Cie Generale de Geophysique-Veritas
7.750%, due 05/15/17	35,000	37,013

Expro Finance Luxembourg SCA
8.500%, due 12/15/16[2]	75,000	77,062

		124,600

Energy-refining & marketing—0.02%
Tesoro Corp.
9.750%, due 06/01/19	55,000	62,013

Entertainment—0.05%
AMC Entertainment, Inc.
8.750%, due 06/01/19	40,000	42,950

WMG Acquisition Corp.
9.500%, due 06/15/16	95,000	101,175

		144,125

		29

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—(continued)

Environmental—0.01%
Casella Waste Systems, Inc.
11.000%, due 07/15/14	$25,000	$28,375

Finance-noncaptive consumer—0.01%
Residential Capital LLC
9.625%, due 05/15/15	25,000	25,250

Finance-noncaptive diversified—0.17%
Ally Financial, Inc.
6.875%, due 09/15/11	24,000	24,540

7.500%, due 09/15/20[2]	50,000	54,688

8.000%, due 03/15/20	60,000	67,575

8.300%, due 02/12/15	70,000	79,012

BNP Paribas MTN
3.600%, due 02/23/16	220,000	221,336

E*Trade Financial Corp.
12.500%, due 11/30/17[13]	63,000	74,655

		521,806

Finance-other—0.17%
Ford Motor Credit Co. LLC
12.000%, due 05/15/15	100,000	126,287

FTI Consulting, Inc.
6.750%, due 10/01/20[2]	25,000	25,000

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, due 01/15/18	25,000	25,875

International Lease Finance Corp.
7.125%, due 09/01/18[2]	100,000	109,125

8.625%, due 09/15/15[2]	70,000	78,925

8.750%, due 03/15/17[2]	20,000	22,850

Pinafore LLC/Pinafore, Inc.
9.000%, due 10/01/18[2]	70,000	77,875

SquareTwo Financial Corp.
11.625%, due 04/01/17[2]	75,000	75,188

		541,125

30

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—(continued)

Food—0.09%
Land O’Lakes Capital Trust I
7.450%, due 03/15/28[2]	$75,000	$67,594

Michael Foods, Inc.
9.750%, due 07/15/18[2]	50,000	54,750

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
10.625%, due 04/01/17[1]	55,000	58,987

Smithfield Foods, Inc.
10.000%, due 07/15/14	22,000	25,960

Tyson Foods, Inc.
10.500%, due 03/01/14	35,000	42,263

Viskase Cos., Inc.
9.875%, due 01/15/18[2]	40,000	42,800

		292,354

Food-wholesale—0.03%
ARAMARK Corp.
8.500%, due 02/01/15	85,000	88,825

Gaming—0.43%
Boyd Gaming Corp.
9.125%, due 12/01/18[2]	100,000	105,000

FireKeepers Development Authority
13.875%, due 05/01/15[2]	165,000	196,556

Harrah’s Operating Co., Inc.
10.000%, due 12/15/18	175,000	164,500

11.250%, due 06/01/17	155,000	175,925

Marina District Finance Co., Inc.
9.500%, due 10/15/15[2]	105,000	109,462

MGM Resorts International
10.000%, due 11/01/16[1,2]	110,000	116,875

10.375%, due 05/15/14	30,000	33,600

11.125%, due 11/15/17	70,000	80,675

13.000%, due 11/15/13	40,000	47,900

Peninsula Gaming LLC
8.375%, due 08/15/15	25,000	26,813

Pokagon Gaming Authority
10.375%, due 06/15/14[2]	93,000	96,952

		31

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—(continued)

Gaming—(concluded)
Shingle Springs Tribal Gaming Authority
9.375%, due 06/15/15[2]	$75,000	$51,000

Tunica-Biloxi Gaming Authority
9.000%, due 11/15/15[2]	75,000	74,813

Yonkers Racing Corp.
11.375%, due 07/15/16[2]	50,000	56,125

		1,336,196

Gas distributors—0.06%
Ferrellgas Partners LP
8.625%, due 06/15/20	40,000	43,500

9.125%, due 10/01/17	60,000	66,300

Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18[2]	75,000	81,750

		191,550

Gas pipelines—0.14%
Atlas Pipeline Partners LP
8.750%, due 06/15/18	40,000	42,800

Nustar Logistics LP
7.650%, due 04/15/18	140,000	163,279

Sonat, Inc.
7.000%, due 02/01/18	150,000	166,748

Trans-Canada Pipelines Ltd.
7.625%, due 01/15/39	60,000	74,548

		447,375

Health care—0.26%
Accellent, Inc.
8.375%, due 02/01/17	50,000	53,000

Apria Healthcare Group, Inc.
11.250%, due 11/01/14	135,000	146,137

Biomet, Inc.
10.375%, due 10/15/17[13]	75,000	83,906

Capella Healthcare, Inc.
9.250%, due 07/01/17[2]	10,000	10,750

Carriage Services, Inc.
7.875%, due 01/15/15	70,000	71,050

32

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—(continued)

Health care—(concluded)
HCA Holdings, Inc.
7.750%, due 05/15/21[1,2]	$50,000	$52,625

Multiplan, Inc.
9.875%, due 09/01/18[2]	125,000	134,531

Prospect Medical Holdings, Inc.
12.750%, due 07/15/14	40,000	44,150

Radiation Therapy Services, Inc.
9.875%, due 04/15/17	25,000	25,750

Tenet Healthcare Corp.
6.875%, due 11/15/31	50,000	40,125

8.875%, due 07/01/19	75,000	85,313

Universal Hospital Services
8.500%, due 06/01/15[13]	10,000	10,450

Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.000%, due 02/01/18	50,000	51,375

		809,162

Home construction—0.08%
Beazer Homes USA, Inc.
6.875%, due 07/15/15	25,000	24,813

8.125%, due 06/15/16	25,000	25,406

K Hovnanian Enterprises, Inc.
10.625%, due 10/15/16	30,000	32,512

KB Home
5.875%, due 01/15/15	25,000	24,937

6.250%, due 06/15/15	25,000	25,000

Ryland Group, Inc.
6.625%, due 05/01/20	50,000	49,000

Standard Pacific Corp.
10.750%, due 09/15/16	25,000	29,375

Toll Brothers Finance Corp.
8.910%, due 10/15/17	35,000	41,160

		252,203

Housewares—0.01%
Libbey Glass, Inc.
10.000%, due 02/15/15	25,000	27,313

		33

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—(continued)

Industrial-other—0.02%
Belden, Inc.
9.250%, due 06/15/19	$20,000	$22,150

RBS Global, Inc./Rexnord LLC
8.500%, due 05/01/18	30,000	32,663

		54,813

Insurance-life—0.13%
American General Institutional Capital A
7.570%, due 12/01/45[2]	100,000	103,000

American International Group, Inc.
8.175%, due 05/15/58[9]	100,000	109,750

American International Group, Inc. MTN
5.850%, due 01/16/18	100,000	105,573

Hartford Financial Services Group
8.125%, due 06/15/38[9]	95,000	104,975

		423,298

Insurance-multiline—0.06%
Glen Meadow Pass-Through Trust
6.505%, due 02/12/67[2,9]	60,000	53,250

ING Capital Funding Trust III
3.903%, due 06/30/11[9,11]	40,000	38,381

Lincoln National Corp.
7.000%, due 05/17/66[9]	100,000	99,500

		191,131

Insurance-personal & casualty—0.06%
Liberty Mutual Group, Inc.
7.800%, due 03/15/37[2]	25,000	25,000

10.750%, due 06/15/58[2,9]	70,000	91,175

XL Capital Ltd.
6.500%, due 04/15/17[9,11]	85,000	78,625

		194,800

Internet software & services—0.03%
Equinix, Inc.
8.125%, due 03/01/18	50,000	54,250

34

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—(continued)

Internet software & services—(concluded)
MedAssets, Inc.
8.000%, due 11/15/18[2]	$50,000	$51,375

		105,625

Leisure—0.02%
Brunswick Corp.
11.250%, due 11/01/16[1,2]	15,000	18,038

Royal Caribbean Cruises Ltd.
7.500%, due 10/15/27	40,000	39,800

		57,838

Lodging—0.06%
Diamond Resorts Corp.
12.000%, due 08/15/18[2]	125,000	134,062

Host Hotels & Resorts LP
9.000%, due 05/15/17[1]	40,000	44,900

		178,962

Machinery-agriculture & construction—0.07%
Case New Holland, Inc.
7.875%, due 12/01/17[2]	55,000	61,463

Caterpillar Financial Services Corp.
6.125%, due 02/17/14	100,000	112,783

CPM Holdings, Inc.
10.875%, due 09/01/14[2,10]	30,000	32,475

		206,721

Manufacturing-diversified—0.00%
Trimas Corp.
9.750%, due 12/15/17	10,000	11,100

Media-broadcast/outdoor—0.04%
Clear Channel Communications, Inc.
10.750%, due 08/01/16	50,000	48,750

Clear Channel Worldwide Holdings, Inc.
9.250%, due 12/15/17	30,000	33,363

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
8.875%, due 04/15/17	25,000	27,125

		35

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—(continued)

Media-broadcast/outdoor—(concluded)
XM Satellite Radio, Inc.
13.000%, due 08/01/13[2]	$25,000	$29,812

		139,050

Media-cable—0.11%
Cablevision Systems Corp.
8.625%, due 09/15/17	50,000	56,000

CSC Holdings LLC
8.625%, due 02/15/19	25,000	28,813

DISH DBS Corp.
7.750%, due 05/31/15	35,000	38,237

7.875%, due 09/01/19	75,000	81,281

Insight Communications Co., Inc.
9.375%, due 07/15/18[2]	10,000	11,025

Time Warner Cable, Inc.
6.750%, due 07/01/18	100,000	114,819

UPC Germany GmbH
8.125%, due 12/01/17[2]	25,000	26,813

		356,988

Media-non cable—0.06%
CMP Susquehanna Corp.
9.875%, due 05/15/14[4,9,14]	10,000	7,049

Gannett Co., Inc.
8.750%, due 11/15/14	25,000	28,687

LIN Television Corp.
8.375%, due 04/15/18	25,000	27,188

Nielsen Finance LLC/ Nielsen Finance Co.
11.625%, due 02/01/14	13,000	15,275

Sinclair Television Group
9.250%, due 11/01/17[2]	20,000	22,600

Univision Communications, Inc.
8.500%, due 05/15/21[1,2]	50,000	52,125

12.000%, due 07/01/14[2]	45,000	49,050

		201,974

36

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—(continued)

Media-publishing—0.03%
Cengage Learning Acquisitions, Inc.
10.500%, due 01/15/15[2,10]	$40,000	$41,500

McClatchy Co.
11.500%, due 02/15/17	35,000	39,725

		81,225

Metals & mining—0.08%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, due 04/01/17	40,000	44,400

Murray Energy Corp.
10.250%, due 10/15/15[2]	40,000	42,700

Ryerson, Inc.
12.000%, due 11/01/15[10]	105,000	112,875

Tube City IMS Corp.
9.750%, due 02/01/15	50,000	52,375

		252,350

Packaging & containers—0.04%
Berry Plastics Corp.
8.250%, due 11/15/15[1]	30,000	32,137

Exopack Holding Corp.
11.250%, due 02/01/14	40,000	41,450

Graphic Packaging International, Inc.
9.500%, due 06/15/17	5,000	5,550

Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16	25,000	27,250

Solo Cup Co.
8.500%, due 02/15/14	35,000	29,838

		136,225

Paper & forest products—0.12%
Boise Paper Holdings LLC/ Boise Finance Co.
9.000%, due 11/01/17	15,000	16,725

Georgia-Pacific LLC
5.400%, due 11/01/20[2]	25,000	24,868

8.250%, due 05/01/16[2]	50,000	56,375

8.875%, due 05/15/31	100,000	122,250

		37

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—(continued)

Paper & forest products—(concluded)
Sino-Forest Corp.
6.250%, due 10/21/17[1,2]	$15,000	$14,625

Verso Paper Holdings LLC
11.500%, due 07/01/14[1]	50,000	55,125

Series B
11.375%, due 08/01/16[1]	65,000	69,063

Weyerhaeuser Co.
7.375%, due 03/15/32	25,000	27,184

		386,215

Pharmaceuticals—0.02%
Mylan, Inc.
7.625%, due 07/15/17[2]	50,000	54,938

Pipelines—0.03%
Crosstex Energy LP/Crosstex Energy Finance Corp.
8.875%, due 02/15/18	80,000	88,200

Railroads—0.05%
Burlington Northern Santa Fe Corp.
7.082%, due 05/13/29	85,000	97,976

Union Pacific Corp.
5.780%, due 07/15/40	55,000	57,806

		155,782

Real estate development & management—0.03%
Realogy Corp.
10.500%, due 04/15/14	80,000	83,200

Real estate investment trusts—0.07%
CB Richard Ellis Services, Inc.
11.625%, due 06/15/17	50,000	58,938

Developers Diversified Realty Corp.
9.625%, due 03/15/16	70,000	85,047

DuPont Fabros Technology LP
8.500%, due 12/15/17	75,000	82,687

		226,672

38

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—(continued)

Retail-department—0.06%
Bon-Ton Department Stores, Inc.
10.250%, due 03/15/14[1]	$60,000	$61,575

JC Penney Corp., Inc.
7.125%, due 11/15/23	60,000	61,800

Macy’s Retail Holdings, Inc.
6.375%, due 03/15/37	35,000	34,650

Neiman Marcus Group, Inc.
9.000%, due 10/15/15[1,13]	38,982	40,834

		198,859

Retail-discount—0.02%
Dollar General Corp.
11.875%, due 07/15/17[13]	65,000	75,400

Retail-restaurants—0.01%
Landry’s Restaurants, Inc.
11.625%, due 12/01/15	40,000	43,400

Retail-specialty—0.14%
Burlington Coat Factory
10.000%, due 02/15/19[2]	100,000	101,000

Ingles Markets, Inc.
8.875%, due 05/15/17	70,000	75,250

Limited Brands, Inc.
8.500%, due 06/15/19	45,000	51,525

Michaels Stores, Inc.
11.375%, due 11/01/16[1]	50,000	54,625

Petco Animal Supplies, Inc.
9.250%, due 12/01/18[2]	40,000	43,200

QVC, Inc.
7.125%, due 04/15/17[2]	20,000	21,350

7.500%, due 10/01/19[2]	25,000	26,687

RITE AID Corp.
10.375%, due 07/15/16	60,000	64,500

		438,137

		39

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—(continued)

Steel producers/products—0.05%
AK Steel Corp.
7.625%, due 05/15/20	$50,000	$51,000

Severstal Columbus LLC
10.250%, due 02/15/18[2]	50,000	54,500

US Steel Corp.
7.375%, due 04/01/20	50,000	52,875

		158,375

Technology-hardware—0.03%
Advanced Micro Devices, Inc.
8.125%, due 12/15/17	25,000	26,625

Jabil Circuit, Inc.
8.250%, due 03/15/18	25,000	28,437

Seagate HDD Cayman
7.750%, due 12/15/18[2]	50,000	51,250

		106,312

Technology-software—0.10%
Aspect Software, Inc.
10.625%, due 05/15/17[2]	10,000	10,650

First Data Corp.
9.875%, due 09/24/15[1]	40,000	40,400

11.250%, due 03/31/16[1]	25,000	24,125

Sungard Data Systems, Inc.
10.250%, due 08/15/15	165,000	173,869

Unisys Corp.
12.750%, due 10/15/14[2]	50,000	59,125

		308,169

Telecom-satellite—0.03%
Intelsat Bermuda Ltd.
11.250%, due 02/04/17	75,000	82,969

Telecom-wireless—0.13%
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, due 12/01/15[2]	250,000	272,500

SBA Telecommunications, Inc.
8.250%, due 08/15/19	75,000	82,687

40

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—(continued)

Telecom-wireless—(concluded)
Wind Acquisition Finance SA
11.750%, due 07/15/17[2]	$40,000	$45,900

		401,087

Telecom-wirelines—0.15%
BellSouth Corp.
6.875%, due 10/15/31	65,000	71,671

Cincinnati Bell, Inc.
8.250%, due 10/15/17	50,000	50,500

Qwest Capital Funding, Inc.
7.750%, due 02/15/31	125,000	130,000

Verizon Communications, Inc.
6.100%, due 04/15/18	100,000	112,600

Windstream Corp.
8.625%, due 08/01/16	90,000	95,175

		459,946

Telecommunication services—0.04%
Global Crossing UK Finance PLC
10.750%, due 12/15/14	50,000	51,938

PAETEC Escrow Corp.
9.875%, due 12/01/18[2]	55,000	59,262

		111,200

Telephone-integrated—0.12%
Frontier Communications Corp.
7.875%, due 04/15/15	30,000	33,225

Level 3 Financing, Inc.
9.250%, due 11/01/14	25,000	25,813

10.000%, due 02/01/18	25,000	25,469

Sprint Capital Corp.
8.375%, due 03/15/12	25,000	26,531

8.750%, due 03/15/32	80,000	83,200

Sprint Nextel Corp.
8.375%, due 08/15/17[1]	75,000	83,156

Virgin Media Finance PLC
9.125%, due 08/15/16	50,000	53,375

		41

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Face
Security description	amount	Value

Corporate bonds—(concluded)

Telephone-integrated—(concluded)
Virgin Media Secured Finance PLC
6.500%, due 01/15/18	$50,000	$54,750

		385,519

Textile/apparel—0.01%
Quiksilver, Inc.
6.875%, due 04/15/15	25,000	24,813

Tobacco—0.03%
Altria Group, Inc.
9.950%, due 11/10/38	60,000	83,418

Transportation services—0.09%
ERAC USA Finance Co.
7.000%, due 10/15/37[2]	115,000	125,590

Marquette Transportation Co./Marquette Transportation Finance Corp.
10.875%, due 01/15/17[2]	50,000	53,000

Navios Maritime Acquisition Corp.
8.625%, due 11/01/17[2]	75,000	78,188

Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.
8.875%, due 11/01/17	30,000	32,400

		289,178

Utilities-other—0.03%
NRG Energy, Inc.
7.375%, due 02/01/16	80,000	82,800

Total corporate bonds (cost—$17,203,429)		18,423,493

Repurchase agreement—4.80%

Repurchase agreement dated 02/28/11 with
State Street Bank & Trust Co., 0.010%
due 03/01/11, collateralized by $15,333,091
US Treasury Bonds, 4.500% due 08/15/39;
(value—$15,352,258); proceeds: $15,051,004
(cost—$15,051,000)	15,051,000	15,051,000

42

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

	Number of
Security description	shares	Value

Investment of cash collateral from securities loaned—1.09%

Money market fund—1.09%
UBS Private Money Market Fund LLC[7]
(cost—$3,424,900)	3,424,900	$3,424,900

Total investments (cost—$283,200,508)—102.90%		322,715,350

Liabilities in excess of other assets—(2.90)%		(9,087,472)

Net assets—100.00%		$313,627,878

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $283,200,508; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$42,918,764

Gross unrealized depreciation	(3,403,922)

Net unrealized appreciation	$39,514,842

*	Non-income producing security.
**	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Security, or portion thereof, was on loan at February 28, 2011.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.93% of net assets as of February 28, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[3]	Cumulative preferred stock. The next call date is 12/31/11.
[4]	Illiquid securities representing less than 0.01% of net assets as of February 28, 2011.
[5]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents less than 0.01% of net assets as of February 28, 2011, is considered illiquid and restricted, and may be resold in transactions exempt from registration, normally to qualified buyers. (See table below for more information).

Acquisition
Illiquid and			cost as a		Value as a
restricted	Acquisition	Acquisition	percentage	Value at	percentage
security	date	cost	of net assets	02/28/11	of net assets

CMP Susquehanna Radio Holdings Corp., Series A	3/26/09	$23	0.00%	$23	0.00%

[6]	Cumulative preferred stock.
[7]	Investment in affiliated investment company. See Notes to financial statements for additional information.

43

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

[8]	Security is being fair valued by a valuation committee under the direction of the board of trustees.
[9]	Variable or floating rate security. The interest rate shown is the current rate as of February 28, 2011 and changes periodically.
[10]	Step bond. Coupon rate increases in increments to maturity. Rate disclosed is as of February 28, 2011. Maturity date indicated represents the instrument’s ultimate maturity date.
[11]	Perpetual bond security. The maturity date reflects the next call date.
[12]	Bond interest in default.
[13]	PIK—Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
[14]	This security, which represents less than 0.01% of net assets as of February 28, 2011, is considered illiquid and restricted. (See table for more information).

Acquisition
Illiquid and			cost as a		Value as a
restricted	Acquisition	Acquisition	percentage	Value at	percentage
security	date	cost	of net assets	02/28/11	of net assets

CMP Susquehanna Corp.,
9.875%, 05/15/14	03/26/09	$9,195	0.00%	$7,049	0.00%

ADR	American Depositary Receipt
MTN	Medium Term Note
OEM	Original Equipment Manufacturer
TBA	(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/– 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Futures contracts
					Unrealized
Number of		Expiration		Current	appreciation
contracts	Buy contracts	dates	Cost	value	(depreciation)

110	Russell 1000 Mini Index Futures	March 2011	$7,951,199	$8,092,700	$141,501

111	US Treasury Note 10 Year Futures	June 2011	13,158,881	13,214,203	55,322

			$21,110,080	$21,306,903	$196,823

	Sale contracts		Proceeds

76	Russell 2000 Mini Index Futures	March 2011	$6,067,745	$6,254,040	$(186,295)

149	S&P 500 E-Mini Index Futures	March 2011	9,147,408	9,879,445	(732,037)

			15,215,153	16,133,485	(918,332)

					$(721,509)

44

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of February 28, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$229,171,828	$—	$—	$229,171,828

Preferred stocks	—	4,788	—	4,788

Investment company	—	12,634,906	—	12,634,906

Warrants	—	—	27	27

US government obligations	—	20,781,846	—	20,781,846

Mortgage & agency debt securities	—	21,451,269	—	21,451,269

Commercial mortgage-backed securities	—	1,771,293	—	1,771,293

Corporate bonds	—	18,423,493	—	18,423,493

Repurchase agreement	—	15,051,000	—	15,051,000

Investment of cash collateral from securities loaned	—	3,424,900	—	3,424,900

Futures contracts	(721,509)	—	—	(721,509)

Total	$228,450,319	$93,543,495	$27	$321,993,841

					45

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2011 (unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six months ended February 28, 2011:

	Preferred		Corporate
	stocks	Warrants	bond	Total

Beginning balance	$23	$27	$3,550	$3,600

Net purchases/(sales)	—	—	—	—

Accrued discounts/(premiums)	—	—	69	69

Total realized gain/(loss)	—	—	—	—

Net change in unrealized appreciation/depreciation	—	—	3,430	3,430

Net transfers in/(out) of Level 3	(23)	—	(7,049)	(7,072)

Ending balance	$—	$27	$—	$27

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at February 28, 2011 was $0.

Issuer breakdown by country or territory of origin

Percentage of total investments

United States	93.7%

Ireland	1.5

Canada	1.2

Panama	1.0

Switzerland	1.0

United Kingdom	0.7

Cayman Islands	0.4

Netherlands Antilles	0.2

France	0.1

Netherlands	0.1

Luxembourg	0.1

Total	100.0%

See accompanying notes to financial statements

46

UBS U.S. Allocation Fund

Statement of assets and liabilities—February 28, 2011 (unaudited)

Assets:
Investments in unaffiliated securities, at value (cost—$267,902,127)[1]	$306,655,544

Investments in affiliated securities, at value (cost—$15,298,381)	16,059,806

Total investments in securities, at value (cost—$283,200,508)	322,715,350

Cash[2]	2,078,594

Receivable for investments sold	3,164,775

Receivable for shares of beneficial interest sold	17,157

Receivable for dividends and interest	894,245

Receivable for foreign tax reclaims	1,962

Other assets	26,002

Total assets	328,898,085

Liabilities:
Payable for investments purchased	9,964,391

Payable for cash collateral from securities loaned	3,424,900

Payable for shares of beneficial interest repurchased	755,101

Payable for variation margin	720,466

Payable to affiliates	225,183

Accrued expenses and other liabilities	180,166

Total liabilities	15,270,207

Net assets:
Beneficial interest—$0.001 par value per share (unlimited amount authorized)	464,973,060

Accumulated undistributed net investment income	1,136,918

Accumulated net realized loss	(191,275,433)

Net unrealized appreciation	38,793,333

Net assets	$313,627,878

[1]	Includes $3,369,684 of investments in securities on loan, at value.
[2]	Includes restricted cash of $2,075,864 delivered to broker as initial margin for futures contracts.

See accompanying notes to financial statements

47

UBS U.S. Allocation Fund

Statement of assets and liabilities—February 28, 2011 (unaudited)

Class A:
Net assets	$204,578,739

Shares outstanding	7,153,051

Net asset value per share	$28.60

Maximum offering price per share (net asset value plus maximum sales charge of 5.50%)	$30.26

Class B:
Net assets	$1,930,882

Shares outstanding	67,118

Net asset value and offering price per share	$28.77

Class C:
Net assets	$85,216,298

Shares outstanding	3,024,582

Net asset value and offering price per share	$28.17

Class Y:
Net assets	$21,901,959

Shares outstanding	756,345

Net asset value and offering price per share	$28.96

See accompanying notes to financial statements

48

UBS U.S. Allocation Fund

Statement of operations

For the six
months ended
February 28, 2011
(unaudited)

Investment income:
Dividends (net of foreign witholding taxes of $44)	$1,777,174

Interest (net of foreign witholding taxes of $68)	1,242,763

Affiliated securities lending income	5,479

3,025,416

Expenses:
Investment advisory and administration fees	766,679

Service fees—Class A	252,410

Service and distribution fees—Class B	9,884

Service and distribution fees—Class C	421,420

Transfer agency and related service fees—Class A	125,364

Transfer agency and related service fees—Class B	2,199

Transfer agency and related service fees—Class C	55,496

Transfer agency and related service fees—Class Y	10,356

Professional fees	72,890

Reports and notices to shareholders	62,309

Custody and accounting fees	55,338

State registration fees	26,521

Trustees’ fees	7,219

Insurance fees	4,190

Other expenses	15,855

Net expenses	1,888,130

Net investment income	1,137,286

Net realized and unrealized gains from investment activities:
Net realized gains from:
Investments in unaffiliated issuers	14,427,515

Investments in affiliated issuers	551,642

Futures	513,873

Net realized gain	15,493,030

Net change in unrealized appreciation/depreciation of:
Investments in unaffiliated issuers	41,471,177

Investments in affiliated issuers	(482,832)

Futures	(575,809)

Net change in unrealized appreciation/depreciation	40,412,536

Net realized and unrealized gain from investment activities	55,905,566

Net increase in net assets resulting from operations	$57,042,852

See accompanying notes to financial statements

49

UBS U.S. Allocation Fund

Statement of changes in net assets

	For the six
	months ended	For the
	February 28, 2011	year ended
	(unaudited)	August 31, 2010

From operations:
Net investment income	$1,137,286	$3,833,989

Net realized gain	15,493,030	13,747,432

Net change in unrealized appreciation/depreciation	40,412,536	10,762,626

Net increase in net assets resulting from operations	57,042,852	28,344,047

Dividends to shareholders from:
Net investment income—Class A	(3,010,818)	(5,329,904)

Net investment income—Class B	(6,506)	(33,642)

Net investment income—Class C	(589,766)	(1,617,375)

Net investment income—Class Y	(491,920)	(850,422)

Total dividends to shareholders	(4,099,010)	(7,831,343)

From beneficial interest transactions:
Net proceeds from shares sold	1,664,671	3,471,436

Cost of shares repurchased	(41,075,000)	(89,121,567)

Proceeds from dividends reinvested	3,634,299	7,189,773

Net decrease in net assets from beneficial interest transactions	(35,776,030)	(78,460,358)

Redemption fees	2,663	1,632

Net increase (decrease) in net assets	17,170,475	(57,946,022)

Net assets:
Beginning of period	296,457,403	354,403,425

End of period	$313,627,878	$296,457,403

Accumulated undistributed net investment income	$1,136,918	$4,098,642

See accompanying notes to financial statements

50

(This page has been left blank intentionally)

51

UBS U.S. Allocation Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended
February 28, 2011
(unaudited)

Net asset value, beginning of period	$24.16

Net investment income[1]	0.12

Net realized and unrealized gains (losses)	4.73

Net increase (decrease) from operations	4.85

Dividends from net investment income	(0.41)

Net asset value, end of period	$28.60

Total investment return[2]	20.15%

Ratios to average net assets:
Expenses before fee waivers by investment advisor and adminstrator	1.02%[3]

Expenses after fee waivers by investment advisor and administrator	1.02%[3]

Net investment income	0.91%[3]

Supplemental data:
Net assets, end of period (000’s)	$204,579

Portfolio turnover	67%

[1]	Calculated using the average shares method.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Annualized.

See accompanying notes to financial statements

52

Class A

Years ended August 31,

2010	2009	2008	2007	2006

$22.96	$28.83	$32.53	$29.94	$28.60

0.32	0.46	0.70	0.68	0.56

1.47	(5.65)	(3.57)	2.60	1.38

1.79	(5.19)	(2.87)	3.28	1.94

(0.59)	(0.68)	(0.83)	(0.69)	(0.60)

$24.16	$22.96	$28.83	$32.53	$29.94

7.75%	(17.49)%	(9.02)%	11.04%	6.84%

1.03%	1.05%	0.95%	0.92%	0.94%

1.03%	1.05%	0.93%	0.90%	0.91%

1.30%	2.26%	2.28%	2.12%	1.91%

$190,007	$221,983	$344,910	$452,439	$472,213

138%	111%	98%	85%	82%

53

UBS U.S. Allocation Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended
February 28, 2011
(unaudited)

Net asset value, beginning of period	$24.13

Net investment income[1]	0.01

Net realized and unrealized gains (losses)	4.72

Net increase (decrease) from operations	4.73

Dividends from net investment income	(0.09)

Net asset value, end of period	$28.77

Total investment return[2]	19.63%

Ratios to average net assets:
Expenses before fee waivers by investment advisor and administrator	1.88%[3]

Expenses after fee waivers by and recoupments to investment advisor and administrator	1.88%[3,4]

Net investment income	0.05%[3]

Supplemental data:
Net assets, end of period (000’s)	$1,931

Portfolio turnover	67%

[1]	Calculated using the average shares method.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Annualized.
[4]	The investment advisor and administrator recouped expenses previously reimbursed by the investment advisor and administrator on behalf of the Fund, not to exceed the expense cap.

See accompanying notes to financial statements

54

Class B

Years ended August 31,

2010	2009	2008	2007	2006

$22.88	$28.41	$31.87	$29.24	$27.81

0.10	0.26	0.41	0.39	0.30

1.46	(5.51)	(3.56)	2.57	1.36

1.56	(5.25)	(3.15)	2.96	1.66

(0.31)	(0.28)	(0.31)	(0.33)	(0.23)

$24.13	$22.88	$28.41	$31.87	$29.24

6.80%	(18.27)%	(9.96)%	10.16%	5.99%

1.91%	2.02%	1.82%	1.74%	1.74%

1.90%	2.02%	1.80%	1.72%	1.71%

0.43%	1.29%	1.39%	1.29%	1.07%

$1,934	$2,972	$6,864	$28,167	$77,296

138%	111%	98%	85%	82%

55

UBS U.S. Allocation Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended
February 28, 2011
(unaudited)

Net asset value, beginning of period	$23.70

Net investment income[1]	0.02

Net realized and unrealized gains (losses)	4.64

Net increase (decrease) from operations	4.66

Dividends from net investment income	(0.19)

Net asset value, end of period	$28.17

Total investment return[2]	19.73%

Ratios to average net assets:
Expenses before fee waivers by investment advisor and administrator	1.78%[3]

Expenses after fee waivers by investment advisor and administrator	1.78%[3]

Net investment income	0.15%[3]

Supplemental data:
Net assets, end of period (000’s)	$85,216

Portfolio turnover	67%

[1]	Calculated using the average shares method.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Annualized.

See accompanying notes to financial statements

56

Class C

Years ended August 31,

2010	2009	2008	2007	2006

$22.55	$28.19	$31.80	$29.27	$27.95

0.13	0.30	0.46	0.43	0.33

1.43	(5.50)	(3.50)	2.55	1.35

1.56	(5.20)	(3.04)	2.98	1.68

(0.41)	(0.44)	(0.57)	(0.45)	(0.36)

$23.70	$22.55	$28.19	$31.80	$29.27

6.90%	(18.10)%	(9.70)%	10.23%	6.02%

1.78%	1.80%	1.70%	1.67%	1.68%

1.78%	1.80%	1.68%	1.65%	1.65%

0.55%	1.51%	1.53%	1.38%	1.16%

$79,561	$94,818	$147,945	$205,104	$226,219

138%	111%	98%	85%	82%

57

UBS U.S. Allocation Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended
February 28, 2011
(unaudited)

Net asset value, beginning of period	$24.51

Net investment income[1]	0.17

Net realized and unrealized gains (losses)	4.78

Net increase (decrease) from operations	4.95

Dividends from net investment income	(0.50)

Net asset value, end of period	$28.96

Total investment return[2]	20.32%

Ratios to average net assets:
Expenses before fee waivers by investment advisor and administrator	0.73%[3]

Expenses after fee waivers by investment advisor and administrator	0.73%[3]

Net investment income	1.21%[3]

Supplemental data:
Net assets, end of period (000’s)	$21,902

Portfolio turnover	67%

[1]	Calculated using the average shares method.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Annualized.

See accompanying notes to financial statements

58

Class Y

Years ended August 31,

2010	2009	2008	2007	2006

$23.29	$29.27	$33.03	$30.39	$29.02

0.41	0.55	0.81	0.79	0.67

1.49	(5.75)	(3.62)	2.66	1.40

1.90	(5.20)	(2.81)	3.45	2.07

(0.68)	(0.78)	(0.95)	(0.81)	(0.70)

$24.51	$23.29	$29.27	$33.03	$30.39

8.13%	(17.16)%	(8.69)%	11.42%	7.22%

0.70%	0.65%	0.61%	0.57%	0.57%

0.70%	0.65%	0.59%	0.55%	0.55%

1.63%	2.65%	2.62%	2.48%	2.27%

$24,955	$34,630	$46,994	$59,330	$116,888

138%	111%	98%	85%	82%

59

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS U.S. Allocation Fund (the “Fund”) is a series of UBS Investment Trust (the “Trust”) and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust was organized on March 28, 1991, as a business trust under the laws of the Commonwealth of Massachusetts and currently has one operating series.

Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

As of October 1, 2007, new or additional investments into Class B shares, including investments through an automatic investment plan, are not permitted. Existing shareholders of Class B shares may: (i) continue as Class B shareholders; (ii) continue to reinvest dividends and distributions into Class B shares; and (iii) exchange their Class B shares for Class B shares of other series of the UBS Family of Funds, as permitted by existing exchange privileges. For Class B shares outstanding on October 1, 2007 and Class B shares acquired upon reinvestment of dividends or distributions or through exchanges, all Class B share attributes, including the associated Rule 12b-1 service plan and distribution fees, contingent deferred sales charges and conversion features will continue.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally

60

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—The Fund calculates net asset values based on the current value for its portfolio securities. The Fund normally obtains values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange (“NYSE”), the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Swaps are marked to market daily based upon values from

61

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, swaps are valued at fair value as determined in good faith by or under the direction of the Board.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of the remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

The provisions of ASC Topic 815 “Derivatives and Hedging” (“ASC Topic 815”) require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative

62

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

instruments and disclosures about credit-risk related contingent features in derivative agreements. Since investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of operations, they do not qualify for hedge accounting under ASC Topic 815. Accordingly, even though a Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under ASC Topic 815. ASC Topic 815 requires (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. Details of this disclosure can be found below as well as in the Portfolio of investments. The volume of derivatives that is presented in the Portfolio of investments is consistent with the derivative activity during the period ended February 28, 2011. The Advisor is not aware of any credit-risk contingent features on derivative contracts held by the Fund.

At February 28, 2011, the Fund had the following derivatives categorized by underlying risk:

Asset derivatives[1]

	Interest	Equity
	rate risk	risk	Total

Futures contracts	$55,322	$141,501	$196,823

[1]	Statement of assets and liabilities location: futures contracts are reported in the table above using the cumulative appreciation as detailed in the futures contract table at the end of the Portfolio of investments, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

Liability derivatives[2]

	Interest	Equity
	rate risk	risk	Total

Futures contracts	$—	$(918,332)	$(918,332)

[2]	Statement of assets and liabilities location: futures contracts are reported in the table above using the cumulative depreciation as detailed in the futures contract table at the end of the Portfolio of investments, but only the variation margin to be paid, if any, is reported within the Statement of assets and liabilities.

63

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Transactions in derivative instruments during the six months ended February 28, 2011, were as follows:

	Interest	Equity
	rate risk	risk	Total

Realized gain (loss)[2]
Futures contracts	$(5,482)	$519,355	$513,873

Net change in unrealized appreciation/depreciation[3]
Futures contracts	$70,802	$(646,611)	$(575,809)

[2]	The net realized gains (losses) from futures are disclosed in the Statement of operations.
[3]	The net change in unrealized appreciation/depreciation on futures are disclosed in the Statement of operations.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

64

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Restricted securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Portfolio of investments.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded net of withholding taxes on the ex-dividend date (“ex-date”). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Investing in non-US securities—Investing in non-US securities may involve more risks than investing in US securities. Investments in non-US securities may involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which US and non-US issuers are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on interest and/or dividends, limitations on the use of or transfer of Fund assets and political or social instability or diplomatic developments.

Securities of non-US issuers may not be registered with the SEC, and the issuers thereof may not be subject to its reporting requirements.

The Fund may invest in non-US securities by purchasing American Depositary Receipts (“ADRs”). ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities.

65

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through “sponsored” or “unsponsored” arrangements. Under an unsponsored arrangement, the depositary’s transaction fees are paid directly by the ADR holders.

Investment income and realized gains on certain non-US securities in which the Fund may invest may be subject to non-US withholding or other taxes that could reduce the return on the securities. Tax conventions between the United States and certain non-US countries, however, may reduce or eliminate the amount of non-US taxes to which the Fund would be subject.

Securities traded on to-be-announced basis—The Fund may from time to time purchase securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions.
Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, US government securities or other liquid securities are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations, and their current value is determined in the same manner as for other securities.

Futures contracts—The Fund may use futures contracts as part of its investment strategy, for hedging purposes to adjust exposure to US and foreign markets in connection with a reallocation of the Fund’s assets or to manage the average duration of the Fund. In addition, the Fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return or realize gains. Using futures contracts involves various market risks including interest rate and equity risk. However, imperfect correlations between futures contracts and the related securities or markets, or market disruptions, do not normally permit full control of these risks at all times. The maximum amount at risk from the purchase of a futures contract is the contract value or the loss of the benefit of the transaction should the counterparty default.

Upon entering into a futures contract, the Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent

66

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

payments, known as “variation margin”, generally are made or received by the Fund each day, depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities.

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Investment advisor and administrator fees and other transactions with affiliates
The Board has approved an Investment Advisory and Administration Contract (“Advisory Contract”), under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS Global AM an investment advisory and administration fee, which is to be accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets up to $250 million and 0.45% thereafter.

67

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

UBS Global AM has agreed to permanently reduce its advisory and administration fee based on the Fund’s average daily net assets so that it is assessed as follows: $0 to $250 million – 0.50%; in excess of $250 million up to $500 million – 0.45%; in excess of $500 million up to $2 billion – 0.40%; and over $2 billion – 0.35%. Accordingly, for the six months ended February 28, 2011, UBS Global AM did not waive any investment advisory and administration fees. At February 28, 2011, the Fund owed UBS Global AM $118,489 for investment advisory and administration fees.

UBS Global AM is contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual operating expenses (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and interest, taxes, brokerage commissions and extraordinary expenses, if any) of Class A, Class B, Class C and Class Y shares at a level not to exceed 1.15%, 1.90%, 1.90% and 0.90%, respectively through December 31, 2011. The Fund will repay UBS Global AM for any previously waived fees/ reimbursed expenses during the three-year period following August 31, 2010, to the extent that operating expenses are otherwise below the expense caps in effect at the time the fees or expenses were waived/reimbursed. For the six months ended February 28, 2011, UBS U.S. Allocation Class B had a recoupment of $144. The recoupment is included in the investment advisory and administration fees on the statement of operations. At February 28, 2011, the Fund had no fee waivers/expense reimbursements subject to repayment.

For the six months ended February 28, 2011, the Fund paid $4,605 in brokerage commissions to UBS Securities LLC., an indirect wholly owned subsidiary of UBS AG, for transactions executed on behalf of the Fund.

The Fund may invest in certain affiliated investment companies also advised or managed by the Advisor. Investments in affiliated investment companies for the six months ended February 28, 2011 were as follows:

		Purchases	Sales
		during the	during the		Change
Affiliated		six months	six months	Net	in net
investment	Value at	ended	ended	realized	unrealized	Value at
company	08/31/10	02/28/11	02/28/11	gain	depreciation	02/28/11

UBS Credit Bond Relationship Fund	$23,616,096	$—	$11,050,000	$551,642	$(482,832)	$12,634,906

68

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Under normal conditions, the Fund invests cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. The Advisor acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. The Advisor may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses at a certain level. Distributions received from Private Money Market, net of fee rebates paid to borrowers, are reflected as affiliated securities lending income in the Statement of operations.

Amounts relating to the investment for the six months ended February 28, 2011 were as follows:

		Purchases	Sales
		during the	during the
		six months	six months
	Value at	ended	ended	Value at	Net income
	08/31/10	02/28/11	02/28/11	02/28/11	earned

UBS Private Money Market Fund LLC	$1,694,234	$22,130,480	$20,399,814	$3,424,900	5,479

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

69

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

During the six months ended February 28, 2011, the Fund paid brokerage commissions to Morgan Stanley in the amount of $9,268. During the six months ended February 28, 2011, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $46,110,714. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Service and distribution plans
UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter of the Fund’s shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM—US monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At February 28, 2011, the Fund owed UBS Global AM—US $106,694 for service and distribution fees.

UBS Global AM—US also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM—US has informed the Fund that for the six months ended February 28, 2011, it earned $6,114, $433, and $73 in initial sales and deferred sales charges on Class A, Class B and Class C shares, respectively.

Transfer agency related services
UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund.

For the six months ended February 28, 2011, UBS Financial Services, Inc. received from BNY Mellon, not the Fund, $81,827 of the total delegated services fees.

70

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent.

Bank line of credit
The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. The Fund borrows at prevailing rates in effect at the time of the borrowings. The Fund did not borrow under the Committed Credit Facility during the six months ended February 28, 2011.

Purchases and sales of securities
For the six months ended February 28, 2011, aggregate purchases and sales of portfolio securities, excluding short-term securities and US Government securities, were $80,482,014 and $125,687,177, respectively.

For the six months ended February 28, 2011, aggregate purchases and sales of US Government securities, excluding short-term securities, were $122,752,278 and $114,751,593, respectively.

71

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Class A		Class B

For the six months ended February 28, 2011:	Shares	Amount	Shares	Amount

Shares sold	48,282	$1,322,146	106	$2,946

Shares repurchased	(870,651)	(23,647,730)	(1,756)	(48,044)

Shares converted from Class B to Class A	11,617	313,751	(11,614)	(313,751)

Dividends reinvested	99,056	2,700,257	209	5,732

Net decrease	(711,696)	$(19,311,576)	(13,055)	$(353,117)

For the year ended August 31, 2010:

Shares sold	89,123	$2,190,718	798	$19,303

Shares repurchased	(2,126,709)	(52,691,886)	(14,902)	(367,998)

Shares converted from Class B to Class A	36,914	901,474	(36,926)	(901,474)

Dividends reinvested	198,277	4,847,877	1,282	31,512

Net decrease	(1,802,395)	$(44,751,817)	(49,748)	$(1,218,657)

	Class C		Class Y

For the six months ended February 28, 2011:	Shares	Amount	Shares	Amount

Shares sold	6,853	$184,914	5,534	$154,665

Shares repurchased	(358,913)	(9,571,959)	(281,751)	(7,807,267)

Dividends reinvested	19,947	536,374	14,211	391,936

Net decrease	(332,113)	$(8,850,671)	(262,006)	$(7,260,666)

For the year ended August 31, 2010:

Shares sold	33,846	$826,683	17,129	$434,732

Shares repurchased	(944,259)	(23,103,615)	(518,928)	(12,958,068)

Dividends reinvested	61,468	1,482,603	33,446	827,781

Net decrease	(848,945)	$(20,794,329)	(468,353)	$(11,695,555)

Redemption fees
Each class of the Fund will impose a 1% redemption fee on shares sold or exchanged within 90 days of their purchase date, subject to limited exemptions as noted in the prospectus;this amount is paid to the Fund. Redemption fees, if

72

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

any, earned by the Fund are disclosed in the Statement of changes in net assets. For the six months ended February 28, 2011, redemption fees represent less than $0.005 per share.

Federal tax status
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended August 31, 2010 was as follows:

Distributions paid from:	2010

Ordinary Income	$7,831,343

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending August 31, 2011.

At August 31, 2010, the Fund had a net capital loss carryforward of $198,585,157. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows: $76,727,703 in 2011, $39,436,357 in 2017 and $82,431,097 in 2018. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

As of and during the period ended February 28, 2011, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the six months ended February 28, 2011, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended August 31, 2010, remains subject to examination by the Internal Revenue Service and state taxing authorities.

73

UBS U.S. Allocation Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper
Vice President and Secretary

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©	2011 UBS Global Asset Management (Americas) Inc.
All rights reserved.

©2011 UBS Global Asset Management (Americas) Inc.
UBS Global Asset Management (Americas) Inc. is a
subsidiary of UBS AG.
All rights reserved.
Feb. 2011

www.ubs.com/globalam-us

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)
(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 9, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 9, 2011